Income Tax (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 1
State	284	175	2
Total	285	175	2
Deferred:
Federal		(147)	(8)
State		111	489
Total		(36)	481
Total income tax expense	$ 285	$ 139	$ 483